Income Tax	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Income Tax
17. INCOME TAX
The calculation of the income tax expense accrued for the years ended December 31, 2023, 2022 and 2021 is as follows:

	2023	2022		2021
Current income tax	(45)	(31)		(18)
Deferred income tax	(975)	(810)		(681)

	(1,020)	(841)		(699)

Income tax - Well abandonment	-	19	(1)	-

	(1,020)	(822)		(699)

(1)	Corresponding to the effect of the regularization regime for the dispute associated to cost deduction for hydrocarbon wells abandonment. See Note 16.a.5).
The reconciliation between the income tax expense for the years ended December 31, 2023, 2022 and 2021 and the one that would result from applying the prevailing tax rate to net profit or loss before income tax arising from the consolidated statements of comprehensive income for each fiscal year is as follows:

	2023		2022		2021
Net profit or loss before income tax	(257)		3,056		715
Average tax rate (4)	25.29%		25.33%		34.55%

Average tax rate applied to net profit or loss before income tax	65		(774)		(247)
Effect of the valuation of property, plant and equipment and intangible assets, net	(1,193)		154		501
Effect of exchange differences and other results associated to the valuation of the currency, net (1)	990		(112)		(500)
Effect of the valuation of inventories	(549)		(268)		(108)
Income on investments in associates and joint ventures	24		112		99
Effect of tax rate change (3)	(423)	(2)	(25)	(2)	(439)
Effect of the regularization regime for the dispute associated with cost deduction for hydrocarbon wells abandonment	-		18	(5)	-
Miscellaneous	66	(6)	73		(5)

Income tax	(1,020)		(822)		(699)

(1)	Includes the effect of tax inflation adjustments.
(2)	Corresponds to the remediation of deferred income tax balances at the time of reversal. See Notes 35.e.1).
(3)	Corresponds to the effect of tax rate change on opening deferred tax balances at the rate prevailing at the time of reversal pursuant to amendment introduced by Law No. 27,630. See Note 35.e.1).
(4)	Corresponds to the average projected tax rate of YPF and its subsidiaries in compliance with amendment to Law No. 27,630. See Note 35.e.1).
(5)	See Note 16.a.5).
(6)	Includes 32 corresponding to the tax criteria adopted in the 2023 tax return for fiscal year 2022 of our subsidiary Metrogas.
Furthermore, breakdown of Income tax liability, Deferred income tax assets, net and Deferred income tax liabilities, net deferred as of December 31, 2023, 2022 and 2021 is as follows:

	2023				2022				2021
	Non-current		Current		Non-current		Current		Non-current		Current
Income tax liability	4	(2)	31	(1)	26	(2)	27	(1)	29	(2)	13	(1)

(1)
Includes 1, 6 and 5 corresponding to the
12
installments of the regularization regimes associated with the dispute relating to the cost deduction for hydrocarbon well abandonment as of December 31, 2023, 2022 and 2021, respectively (see Note 16.a.5)). Additionally, it includes the provision associated with the charge of current income tax net of unused tax credits and existing tax loss carryforwards.

(2)
Includes 4, 26 and 29 corresponding to the remaining installments of the regimes associated with the dispute relating to the cost deduction for hydrocarbon well abandonment as of December 31, 2023, 2022 and 2021, respectively (see Note 16.a.5)).

	2023	2022 (4)	2021 (4)
Deferred tax assets
Provisions and other non-deductible liabilities	113	154	380
Lease liabilities	234	188	190
Tax loss carryforwards	1,782	167	27
Miscellaneous	1	1	16

	2,130	510	613

Deferred tax liabilities
Property, plant and equipment and others (1)	(2,017)	(1,028)	(1,532)
Adjustment for tax inflation (2)	(1,078)	(965)	(644)
Right-of-use assets	(221)	(180)	(184)
Miscellaneous	(38)	(53)	(39)

Total deferred tax liabilities	(3,354)	(2,226)	(2,399)

Total Net deferred tax (3)	(1,224)	(1,716)	(1,786)

(1)	Includes the deferred tax corresponding to Property, plant and equipment, Intangible assets and Inventories.
(2)	Includes the effect of the deferral of the tax inflation adjustment. See “Budget Law 2023 - Deferral of tax adjustment for inflation” section Note 35.e.1).
(3)
Includes (96), (86) and (37) corresponding to adjustment for inflation of the opening deferred tax liability of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income and includes 1,563, 965 and 322 corresponding to the effect of the translation, as of December 31, 2023, 2022 and 2021, respectively.

(4)	See Note 2.b.14).

As of December 31, 2023, the Group has recognized deferred tax assets for tax loss carryforwards for 10, 25 and 1,747 that can be offset with taxable profits until the years 2025, 2027 and 2028, respectively, in accordance with current tax laws.
As of December 31, 2023 and 2022, there are no deferred tax assets which are not recognized. As of December 31, 2021, the credit for tax loss carryforwards not recognized by the Group amounted to 37 with expiration between 2022 and 2025.
As of December 31, 2023, 2022 and 2021, the Group has classified as deferred tax assets 18, 17 and 19, respectively, and as deferred tax liability 1,242, 1,733 and 1,805, respectively, all of which arise from the net deferred tax balances of each of the separate companies included in these consolidated financial statements.
As of December 31, 2023, 2022 and 2021, the causes that generate charges to “Other comprehensive income” in the statement of comprehensive income, did not create temporary differences for income tax.
On March 28, 2019, the Company agreed to adhere to the tax revaluation regime established under Law No. 27,430 for the “Mines, Quarries, Forests and Similar Assets” category. This allows a higher deduction of the depreciation of income tax revalued assets, and therefore will affect the recording of the deferred income tax.